Net Loss per Share (Details) - Schedule of antidilutive due to the net loss - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net Loss per Share (Details) - Schedule of antidilutive due to the net loss [Line Items]
Total	6,101,804,329	1,020,803,083	2,486,770,955
Stock Warrants [Member]
Net Loss per Share (Details) - Schedule of antidilutive due to the net loss [Line Items]
Total	1,547,991,666	756,575,000	798,241,666
Convertible Preferred Stock [Member]
Net Loss per Share (Details) - Schedule of antidilutive due to the net loss [Line Items]
Total			1,277,345,644
Convertible Notes [Member]
Net Loss per Share (Details) - Schedule of antidilutive due to the net loss [Line Items]
Total	273,504,274	61,050,061	411,183,645